Convertible Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Preferred Stock [Line Items]
Preferred stock, shares authorized		0	26,425,664	26,425,664
Preferred stock issued and outstanding			26,425,664	26,425,664
Carrying value			$ 115,593	$ 115,593
Liquidation preference			$ 115,822	$ 115,822
Common stock issuable upon conversion	[1]		14,961,027	14,961,027
Series A Preferred Stock [Member]
Schedule Of Preferred Stock [Line Items]
Preferred stock, shares authorized			15,451,020	15,451,020
Preferred stock issued and outstanding			15,451,020	15,451,020
Carrying value			$ 15,404	$ 15,404
Liquidation preference			$ 15,451	$ 15,451
Common stock issuable upon conversion			8,747,675	8,747,675
Series B Preferred Stock [Member]
Schedule Of Preferred Stock [Line Items]
Preferred stock, shares authorized			10,974,644	10,974,644
Preferred stock issued and outstanding			10,974,644	10,974,644
Carrying value			$ 100,189	$ 100,189
Liquidation preference			$ 100,371	$ 100,371
Common stock issuable upon conversion	[1]		6,213,352	6,213,352

[1]	Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.